i Shares Yield Optimized Bond ETF [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	140 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
Morningstar U.S. Bond Market Yield-Optimized Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.30%	1.44%	3.17%
iShares Yield Optimized Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	8.39%	1.63%	3.32%
Performance Inception Date				Apr. 22, 2014
iShares Yield Optimized Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.05%	(0.06%)	1.70%
iShares Yield Optimized Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.92%	0.49%	1.83%